Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PGIM ROCK ETF TRUST
Prospectus Date	rr_ProspectusDate	Feb. 21, 2025
Document Created Date	dei_DocumentCreationDate	Apr. 30, 2025